Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR® SERIES TRUST
Prospectus Date	rr_ProspectusDate	Nov. 09, 2020
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2020